Cover Page	Aug. 06, 2020
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (“Amendment”) is being furnished to amend Items 2.02 and 9.01 of the Current Report on Form 8-K furnished on August 6, 2020 reporting the Company’s results for the second quarter ended June 30, 2020. Dollar amounts in thousands, except as otherwise noted.
Document Period End Date	Aug. 06, 2020
Entity Registrant Name	CBL & ASSOCIATES PROPERTIES, INC.
Entity Central Index Key	0000910612
Entity Emerging Growth Company	false
Entity File Number	1-12494
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	62-1545718
Entity Address, Address Line One	2030 Hamilton Place Blvd., Suite 500
Entity Address, City or Town	Chattanooga
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37421-6000
City Area Code	423
Local Phone Number	855-0001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CBL
Security Exchange Name	NYSE
7.375% Series D Cumulative Redeemable Preferred Stock, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	7.375% Series D Cumulative Redeemable Preferred Stock, $0.01 par value
Trading Symbol	CBLprD
Security Exchange Name	NYSE
6.625% Series E Cumulative Redeemable Preferred Stock, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	6.625% Series E Cumulative Redeemable Preferred Stock, $0.01 par value
Trading Symbol	CBLprE
Security Exchange Name	NYSE
CBL & Associates Limited Partnership
Document Information [Line Items]
Entity Registrant Name	CBL & ASSOCIATES LIMITED PARTNERSHIP
Entity Central Index Key	0000915140
Entity File Number	333-182515-01
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	62-1542285